Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Acquisitions
Summary of consideration paid and recognized identifiable assets acquired and liabilities assumed

(in thousands)
Consideration
Cash	$1,054,931
Fair value of total consideration transferred	$1,054,931

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$16,854
Accounts receivable	16,421
Property and equipment	18,037
Deferred tax assets	3,558
Other assets	3,032
Identifiable intangible assets	314,785
Deferred tax liabilities	(127,804)
Other liabilities	(36,600)
Total identifiable net assets	208,283
Goodwill	846,648
Total identifiable assets acquired and liabilities assumed	$1,054,931

Schedule of estimated fair value of identifiable intangible assets acquired and weighted average useful lives

(in millions)	Fair Value	Weighted Average Useful Life (in years)
Merchant relationships	$171.6	8.0
Channel relationships	80.4	10.0
Technology	40.8	5.0
Trade names	17.1	3.5
Covenants not-to-compete	3.2	2.0
Favorable leases	1.7	6.5
Total acquired identifiable intangible assets	$314.8	7.8

Schedule of pro forma results of operations

Supplemental Pro Forma
Year ended
(in thousands)	December 31, 2017
Total revenues	$5,077,632
Net income attributable to TSYS common shareholders	$549,771